Document and Entity Information (USD $)	6 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	Genmed Holding Corp
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011
Entity Central Index Key	0001061688
Entity Common Stock, Shares Outstanding	173,813,461
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 5,808,373

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011		Dec. 31, 2010
CURRENT ASSETS
Cash	$ 1,578,521		$ 868,770
VAT receivable	7,144		31,890
Amount due from related party	0		298,170
Prepaid Expenses	13,751		25,916
Total Current Assets	1,599,416		1,224,746
EQUIPMENT	7,104	[1]	8,231	[2]
Total Assets	1,606,520		1,232,977
CURRENT LIABILITIES
Accounts payable	117,985		175,109
Accrued salaries	53,734		87,351
Accrued expenses	3,598		9,511
Accrued expenses - related parties	206,628		159,037
Loans payable to related parties	44,913		119,822
Total Current Liabilities	426,858		550,830
LONG TERM LIABILITIES
Bonds payable	2,280,894	[3]	1,147,534	[4]
Subordinated convertible debentures	156,703	[5]	35,114	[6]
Total Long Term Liabilities	2,437,597		1,182,648
Total Liabilities	2,864,455		1,733,478
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Class A Convertible Preferred Stock	0	[7]	0	[7]
Common stock	173,812	[8]	164,976	[9]
Additional paid-in capital	70,528,733		69,302,178
Accumulated deficit	(71,904,644)		(69,995,753)
Accumulated other comprehensive income (loss)	(55,836)		28,098
Total Stockholders' Deficit	(1,257,935)		(500,501)
Total Liabilities and Stockholders' Deficit	$ 1,606,520		$ 1,232,977

[1]	net of accumulated depreciation of $11,388 at June 30, 2011
[2]	net of accumulated depreciation of $8,798 at December 31, 2010
[3]	net of discount of $233,440 at June 30, 2011
[4]	net of discount of $0 at December 31, 2010
[5]	net of discount of $873,219 at June 30, 2011
[6]	net of discount of $1,066,198 at December 31, 2010
[7]	par value $0.001; authorized 500,000,000 shares; there were no shares issued and outstanding at June 30, 2011 and December 31, 2010
[8]	par value $0.001; authorized 500,000,000 shares; issued and outstanding 173,813,461 shares at June 30, 2011
[9]	par value $0.001; authorized 500,000,000 shares; issued and outstanding 164,977,533 shares at December 31, 2010

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
NET SALES	$ 0	$ 0	$ 0	$ 0
COST AND EXPENSES:
Selling, general and administrative	1,233,640	204,013	1,579,527	470,020
Depreciation and amortization	922	181,700	1,788	363,460
Research & development	21,455	14,155	47,690	43,211
Total Costs and Expenses	1,256,017	399,868	1,629,005	876,691
NET OPERATING LOSS	(1,256,017)	(399,868)	(1,629,005)	(876,691)
OTHER INCOME (EXPENSE)
Income (loss) on foreign exchange	20,028	(22,069)	62,524	(42,294)
Interest expense	(64,411)	(3,811)	(121,680)	(3,811)
Amortization - debt discount	(141,434)	(432)	(220,730)	(342,029)
Total Other Income (Expense)	(185,817)	(26,312)	(279,886)	(388,134)
LOSS BEFORE INCOME TAXES	(1,441,834)	(426,180)	(1,908,891)	(1,264,825)
PROVISION FOR INCOME TAXES	0	0	0	0
NET LOSS	$ (1,441,834)	$ (426,180)	$ (1,908,891)	$ (1,264,825)
NET LOSS PER COMMON SHARE (BASIC AND DILUTED)	$ 0	$ 0	$ 0	$ 0
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	168,414,627	153,328,320	166,717,569	143,095,113

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Depreciation and amortization	$ 1,788	$ 363,460
Amortization of beneficial conversion feature	220,730	342,029
Stock-based compensation	870,040
Increase (decrease) in accounts receivable		62,913
Increase (decrease) in VAT receivable	26,793	2,960
Increase (decrease) in amount due from related party	315,630
Increase (decrease) in prepaid expenses	14,028
Increase (decrease) in accounts payable	(63,747)	22,707
Increase (decrease) in accrued salaries	(33,617)	(15,803)
Increase (decrease) in accrued expenses	31,803
Increase (decrease) in accrued expenses - related parties	47,091	380,979
Net Cash Used in Operating Activities	(478,352)	(105,580)
Increase (dcrease) Bank overdraft		(493)
Proceeds from bonds payable	1,318,124	18,308
Payments on loans payable to related parties	(78,322)	(2,108)
Proceeds from issuance of common stock		20,850
Net Cash Provided by Financing Activities	1,239,802	36,557
EFFECT OF CHANGE IN EXCHANGE RATE	(51,699)	89,441
INCREASE (DECREASE) IN CASH	709,751	20,418
CASH, BEGINNING OF PERIOD	868,770
CASH, END OF PERIOD	1,578,521	20,418
Interest	98,759
Conversion of convertible debentures into common stock	1,146,557	1,197,952
Conversion of subordinated convertible debentures into common stock	70,757
Conversion of accrued interest payable into common stock	38,000
Issuance of common stock for promotional services	20,040
Issuance of common stock for consultancy services	850,000
Beneficial conversion features on bonds payable	$ 256,594

Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Stockholders' Equity at Dec. 31, 2009	$ 4,103,095	$ 123,212	$ 66,240,744	$ (62,266,626)	$ 5,765
Shares Issued at Dec. 31, 2009	123,211,739	123,211,739
Shares issued upon conversion of convertible debentures into common stock	29,948,794	29,948,794
Conversion of convertible debentures into common stock	1,197,952	29,948	1,168,004
Shares Issued	11,817,000	11,817,000
Beneficial conversion features on convertible debenture	1,149,077		1,149,077
Components of comprehenvive loss: Foreign currency translation	22,333				22,333
Net Income (Loss)	(7,729,127)			(7,729,127)
Stockholders' Equity at Dec. 31, 2010	(500,501)	164,976	69,302,178	(69,995,753)	28,098
Issuance of Common Stock for cash at Dec. 31, 2010	756,169	11,816	744,353
Shares Issued at Dec. 31, 2010	164,977,533	164,977,533
Shares issued upon conversion of convertible debentures into common stock	70,757
Conversion of convertible debentures into common stock	1,146,557
Shares Issued	8,835,928	8,835,928
Beneficial conversion features on bonds payable	256,594		256,594
Components of comprehenvive loss: Foreign currency translation	(83,934)				(83,934)
Net Income (Loss)				(1,908,891)
Issuance of Common Stock for conversion of subordinated convertible debenture at Jun. 30, 2011	70,757	1,769	68,988
Stockholders' Equity at Jun. 30, 2011	(1,257,935)	173,812	70,528,733	(71,904,644)	(55,836)
Issuance of Common Stock for cash at Jun. 30, 2011	870,040	5,167	864,873
Issuance of Common Stock for conversion of accrued interest at Jun. 30, 2011	$ 38,000	$ 1,900	$ 36,100
Shares Issued at Jun. 30, 2011	173,813,461	173,813,461

Accounting Policies	3 Months Ended
Jun. 30, 2011
Accounting Policies
Basis of Presentation and Significant Accounting Policies [Text Block]

NOTE 1 – NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business

Genmed Holding Corp. (“GENM” or the “Company”) through its wholly owned Dutch subsidiary Genmed B.V. is focusing on the delivery of low cost generic medicines directly to distribution chains throughout Europe.  Generic medicines, which become available when the originator medicines patents has expired, are, due to continuing governmental pressure and new insurance policies, increasingly used as equally effective alternatives to higher-priced originator pharmaceuticals by general practitioners, specialists and hospitals.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles generally accepted for interim financial statement presentation and in accordance with the instructions to Form 10-Q.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statement presentation.  In the opinion of management, the financial statements contain all adjustments (consisting of normal recurring accruals) necessary to present fairly the financial position, results of operations and cash flows.  The results of operations for the six months ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.  For further information, refer to the financial statements and footnotes thereto included in the Genmed Holding Corp. and Subsidiaries annual report on Form 10-K/A for the year ended December 31, 2010.

Going Concern Note

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred a net loss of  $1,908,891 for the six months ended June 30, 2011 and has an accumulated deficit of  $71,904,644 at June 30, 2011. Management's plans include the raising of capital through the equity markets to fund future operations and the generating of revenue through its business. Failure to raise adequate capital and generate adequate sales revenues could result in the Company having to curtail or cease operations.  Additionally, even if the Company does raise sufficient capital to support its operating expenses and generate adequate revenues, there can be no assurance that the revenue will be sufficient to enable it to develop business to a level where it will generate profits and cash flows from operations.  These matters raise substantial doubt about the Company's ability to continue as a going concern.    The accompanying consolidated  financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jun. 30, 2011
Significant Accounting Policies [Text Block]

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Other Accounting policies are set forth in Note B of our audited consolidated financial statements included in the Company’s Form 10-K/A for the year ended December 31, 2010.

Principals of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries Genmed B.V. and SNS Americas, Inc.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Foreign Currency Translation

The Company considers the EURO (“€”) to be its functional currency.  Assets and liabilities were translated into US dollars (“US $”) as of June 30, 2011 and December 31, 2010 at the period end exchange rate of €1.00 to US $ 1.43900 and €1.00 to US $ 1.32520, respectively.  Statement of Operations amounts for the six months ended June 30, 2011 and 2010 were translated using the average rates during the periods of €1.00 to US $ 1.40280 and €1.00 to US $ 1.33054, respectively.

Reclassifications

Certain amounts in the December 31, 2010 financial statements have been reclassified to conform to the presentation used in the June 30, 2011 financial statements.

Impairment or Disposal of Long-Lived Intangible Assets, Impairment, Policy [Policy Text Block]

NOTE 4 - Impairment of Medical Registration Rights

The Company reviewed its Medical Registration Rights as at December 31, 2010 and 2009 for impairment.  The Company has the registration rights to sell a product called Paracetamol in the European Union. The Company has incurred delays in obtaining the Marketing Authorizations, resulting in delays in receiving revenue compared to its original projections.  The Company has utilized the income approach to value its Medical Registration Rights and at December 31, 2010, the discounted cash flows did not support the carrying value of the asset as a result of the revenue delays.  In accordance with U.S. Generally Accepted Accounting Standards, the Company was required to impair the Rights.  In 2009, management revised their discounted cash flow assumptions and revenue projections resulting in an impairment of the Medical Registration Rights.  Accordingly, the Company has recognized an impairment loss of  $5,405,606 and  $6,252,359 at December 31, 2010 and 2009, respectively.

Related Party Disclosures (USD $)	3 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 5 - Consulting Agreements – RELATED PARTIES

On April 17, 2008, the Company entered into a Consulting Agreement with Total Invest International B.V. (“Total Invest”), a company organized in The Netherlands, which is also a stockholder of the Company. Pursuant to such Consulting Agreement, Total Invest will consult with the Company on finding, analyzing, structuring and negotiating sales and marketing agreements, alliances and other desirable projects with regard to the Company’s sales of its generic pharmaceutical products. Total Invest received an initial payment of  $40,000 upon execution of the Consulting Agreement, will receive  $20,000 per month for the length of the Consulting Agreement, and two and one-half percent (2.5%) of the total revenues from all sales and other revenues actually received by the Company, until such time as Total Look has received a total of  $3,000,000, as compensation for its consulting services.  For the six months ended June 30, 2011 and 2010, the Company recognized  $120,000 in consulting expense, under this consulting agreement.  The amount due at June 30, 2011 and December 31, 2010 was  $83,149 and  $35,936, respectively, and is included in accrued expenses – related parties.

On March 3, 2010, the Company entered into a Management Services Agreement with E.R. Bouwens Beheermaatschappij B.V. (“ERB”), a company organized in The Netherlands and owned by the Company’s CEO. Pursuant to such Management Services Agreement, ERB will act as CEO of the Company and will manage and control the conduct of the business of the Company in accordance with the resolutions passed by and the instructions of the shareholders of the Company and the articles of association of the Company and the laws of the United States and The Netherlands. The Consulting agreement commenced on January 1, 2010 and is indefinite. ERB received an initial payment of  $100,000 upon execution of the Management Services Agreement as part of the services rendered from April 17, 2008 to December 31, 2009, and will receive  $20,000 per month for the length of the Management Services Agreement. For the six months ended June 30, 2011 and 2010 the Company recognized  $120,000 and  $220,000 respectively, in management services expense, under this consulting agreement.  The amount due at June 30, 2011 and December 31, 2010 was  $102,198 and  $64,281, respectively, and is included in accrued expenses – related parties.

On March 3, 2010, the Company entered into a Management Services Agreement with R. Hibma (“RHI”), the Company’s CFO. Pursuant to such Management Services Agreement, RHI will  act as CFO of the Company. The agreement commenced on January 1, 2010 and is indefinite. RHI will receive €6,500 per month for the length of the Management Services Agreement. On June 10, 2011 the Company and RHI agreed upon a reduction of €1,500 to the monthly fee. For the six months ended June 30, 2011 and 2010 the Company recognized €37,500 and €39,000 (approx.  $52,600 and  $54,000), respectively in management services expense, under this consulting agreement.  The amount due at June 30, 2011 and December 31, 2010 was  $7,195 and   $35, 836, respectively, and is included in accrued expenses – related parties.

NOTE 6 – NOTES PAYABLE TO RELATED PARTIES

On June 30, 2009, the Company and two note holders agreed upon the consolidation of their notes, including the unpaid interest, and to issue a new 100% Premium Secured Convertible Promissory Note. The new note is issued for the amount of  $925,000, bears an annual interest rate of 8% and is convertible into shares of the Company’s Common Stock at a share price of  $0.04 per share.   The Secured Promissory Note was due on June 30, 2010.  A beneficial conversion feature of  $462,500 was recognized as part of this conversion and is being amortized over the year of the Secured Promissory Note.

On December 31, 2009, the Company and Mr. Bouwens, the CEO of the Company, agreed upon the conversion of his note, including the unpaid interest, and to issue a new 100% Premium Secured Convertible Promissory Note. The new note is issued for the amount of  $221,557, bears an annual interest rate of 8% and is convertible into shares of the Company’s Common Stock at a share price of  $0.04 per share. The Secured Promissory Note was due on December 31, 2010.  A beneficial conversion feature of  $110,779 was recognized as part of this conversion and is being amortized over the year of the Secured Promissory Note.

On March 3, 2010, the holders of the Convertible notes have converted their notes including the unpaid interest into shares of the Company’s Common Stock. As such, the Company has issued 29,948,794 shares of Common Stock of the Company.

The Company has received other loans from individuals related to the Company at various times for working capital and to fund required operating expenses. Loans received in 2011 and 2010 amounted to approximately  $0 and  $13,000 (€10,000), respectively.  Amounts repaid in 2011 and 2010 amounted to approximately  $82,000 (€57,127) and  $50,000 (€38080), respectively.  These advances are unsecured and bear interest at the rate of 8% per year. The amounts outstanding at June 30, 2011 and December 31, 2010 aggregate  $44,913 and  $119,822 respectively.

In August 2010, the Company requested the related note holders and its officers to subordinate the loans and unpaid interest as well as unpaid fees and salaries receivable from the Company to all bonds (see Note 7) that have been issued and will be issued for the term of such bonds. At August 25, 2010, the Company and the related note holders as well as the officers of the Company entered into various subordination agreements, subordinating a total amount of approximately  $960,000. The new notes bear an annual interest of 7.8%, payable each calendar quarter and include an option to convert the subordinated amounts into shares of Common Stock of the Company at a fixed conversion price of  $0.04 per share.  A beneficial conversion feature of approximately  $960,000 was recorded as part of this conversion and is being amortized as interest expense over the term of the bonds, which is four years.

On December 8, 2010, two subordinated note holders sold their note and other amounts receivable from the Company including the unpaid interest to an unrelated party. The Company issued a new 10% Secured Convertible Debenture with the new party.  The new note is issued for the amount of  $855,960, bears an annual interest rate of 10% and is convertible into shares of the Company’s Common Stock equal to the lesser of (i)  $0.02 per share, or (ii) if the shares are quoted, listed or admitted to trading on the OTCBB, any national securities exchange or quotation system, 50% of the lowest “Bid”price on the date of conversion. The debenture is subordinated to all outstanding Bond Agreements of the Company as the debt originated from the conversion of subordinated debt agreements. A beneficial conversion feature of approximately  $149,000, after adjusting for the unamortized amount of  $706,875 which remained on the August 25, 2010 subordinated debt, was recorded as part of this conversion. The discount is being amortized over the term of the bonds, which is four years.  The 10% Secured Convertible Debenture is secured by a grant of first priority security interest in all of the assets of the Company.

On December 8, 2010, the Company and a subordinated note holder, agreed upon the conversion of the subordinated note, including the unpaid interest and any other amount owed to him, and to issue a new 10% Secured Convertible Debenture. The new note is issued for the amount of  $132,914, bears an annual interest rate of 10% and is convertible into shares of the Company’s Common Stock equal to the lesser of (i)  $0.02 per share, or (ii) if the shares are quoted, listed or admitted to trading on the OTCBB, any national securities exchange or quotation system, 50% of the lowest “Bid”price on the date of conversion. The debenture is subordinated to all outstanding Bond Agreements of the Company as the debt originated from the conversion of subordinated debt agreements. A beneficial conversion feature of approximately  $39,000, after adjusting for the unamortized amount of  $93,750 which remained on the August 25, 2010 subordinated debt, was recorded as part of this conversion. The discount is being amortized over the term of the bonds, which is four years.  The 10% Secured Convertible Debenture is secured by a grant of first priority security interest in all of the assets of the Company.

On June 10, 2011, the Company and a subordinated note holder, agreed upon the conversion of the subordinated note into shares of the Company’s Common Stock. An amount of  $70,757 was converted at  $0.04 per share into 1,768,928 shares of the Company’s Common Stock.

Amortization of the discounts amounted to  $192,979 and  $342,029 during the six months ended June 30, 2011 and 2010, respectively.

At December 31, 2010, minimum future principal payments over the next five years and in the aggregate are as follows:

                                Year Ending                                                             Notes                                       Loans

                                December 31, 2011                                              $                -                             $ 119,822

                                December 31, 2012                                                               -                                           -

                                December 31, 2013                                                               -                                            -

                                December 31, 2014                                                1,101,312                                          -

                                December 31, 2015                                                               -                                            -

                                Thereafter                                                                              -                                            -

                                Total                                                                       $ 1,101,312                           $ 119,822

Debt
Debt Disclosure [Text Block]

NOTE 7 – BONDS PAYABLE

During the third and fourth quarters of 2010, as part of the implementation of its business plan, the Company issued approximately €865,000 ( $1,146,000) in bonds. During the first and second quarter of 2011, the Company issued an additional €916,000 (approximately  $1,318,000) in bonds.  The bonds have a term of 48 months and, depending on the participated amount, bear an annual interest rate of 7.4% or 7,8%. The Bonds are recallable, after 10, 22 or 34 months, with a notice of two months and with a penalty of 10% of the value of the bond, up to a yearly maximum of 5% of the total funds received through the issuances of such bonds. Buyback requests will be handled in order of entries.

During the first and second quarter of 2011, the Company has also entered into addendum agreements with some of the bondholders for a conversion feature, whereby the bondholder has the right to convert the bond, or a portion of it, during the term of the bond into shares of the Company’s common stock at prices ranging between  $0.15 and  $0.50 per share. Holders of approximately  $2,188,000 of bonds may convert the bonds into 8,587,751 shares of common stock.

A beneficial conversion feature of approximately  $256,594 (€182,007) was recorded as part of the addendum agreements and is being amortized as interest expense over the term of the bonds, which is four years.

Amortization of the discounts amounted to  $27,752 (€19,783) and  $0 for the six months ended June 30, 2011 and 2010, respectively.

At December 31, 2010, future minimum principal payments over the next five years and in the aggregate are as follows:

                                Year Ending                                                              Amount

                                December 31, 2011                                              $                -

                                December 31, 2012                                                               -

                                December 31, 2013                                                               -

                                December 31, 2014                                                1,147,534

                                December 31, 2015                                                               -

                                Total                                                                       $ 1,147,534

Related Party Transaction, Due from (to) Related Party, Current	$ 44,913	$ 119,822

Equity	3 Months Ended
Jun. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 8 – STOCK ISSUANCES

On March 18, 2011, the Company issued 167,000 shares of its common stock to an individual for promotional services valued at  $0.12 per share for a total value of  $20,040.

On May 23, 2011, the Company issued 5,000,000 shares of its common stock to a Company for financial consulting services valued at  $0.17 per share for a total value of  $850,000.

On May 23, 2011, the Company issued 1,900,000 shares of its common stock to a company as part of a conversion of the interest payable on subordinated convertible debt at  $0.02 per share for a total value of  $38,000.

On June 10, 2011, the Company issued 1,768,928 shares of its common stock to its CFO as part of a conversion of subordinated convertible debt at  $0.04 per share for a total value of  $70,757.

Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Receivables, Policy [Policy Text Block]

NOTE 9 – AMOUNT DUE FROM RELATED PARTY

At December 31, 2010, the Company had an amount due from a related party of  $298,170 (€225,000). The amount was transferred to a deposit account of a company which is owned by the Company’s CEO. The amount due was non-interest bearing and was received in full in April 2011.

Subsequent Events [Text Block]	NOTE 10 – SUBSEQUENT EVENT During the third quarter of 2011, the Company entered into bond agreements for an additional €75,000 (approximately $108,000).